Loans Payable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Short term loan payable	$ 19,556	$ 8,631
Proceeds from loans payable	28,825	5,000
Payments on loans payable	(17,890)	(1,112)		(8,888)
Short term loan payable interest rate minimum	20.00%
Short term loan payable interest rate maximum	23.00%
Shot term loan interest amount	$ 841	$ 0